Related Party Transactions		9 Months Ended
	Jan. 12, 2020	Sep. 30, 2021
Related Party Transactions [Abstract]
Related Party Transactions

9. Related Party Transactions

On or around April 7, 2016, Silver Linings Management, LLC funded the Company $13,440 in the form of convertible debentures secured by certain high-powered gaming machines purchased from XIDAX. Such note bore interest at a rate of 10% per annum, payable in cash or kind at the option of the Company, matured on April 1, 2018, and was convertible into Series B Preferred shares at the option of the holder at any time. On January 08, 2019, Silver Linings Management, LLC converted its Series B Preferred shares into shares of the Company’s Common Stock.

On November 30, 2016, ViaOne purchased a Secured Promissory Note equal to a maximum initial principal amount of $150,000 issued by the Company to ViaOne. As additional advances were made by ViaOne to the Company, the principal amount of the Note was increased to $225,000 and $363,000 by amendments dated January 31, 2017 and March 1, 2017, respectively.

On May 5, 2017, ViaOne delivered a default notice to the Company pursuant to Section 6 of the Note Purchase Agreement but has subsequently extended the due date and has increased the funding up to One Million ($1,000,000) dollars. After giving the Company a fifteen (15) day notice period to cure the default under the Stock Pledge Agreement, dated November 30, 2016, entered by and among the Company, CMG and ViaOne (“Pledge Agreement”), ViaOne took possession of the Series C Stock, which was subject of the Pledge Agreement.

The Secured Promissory Note as amended increased from time to time due to additional advances provided to the Company by ViaOne.

On September 1, 2017, the Company executed an amended Employee Services Agreement with ViaOne which stipulated that ViaOne would continue providing to the Company services relating to the Company’s human resources, marketing, advertising, accounting and financing for a monthly management fee of $25,000. This agreement was amended on January 1, 2018. The accrued monthly management fees, $100,000 at December 31, 2017, are convertible by ViaOne into the Company’s common stock at a rate of 125% of the accrued fees at a conversion price of (i) $0.05 per share; or (ii) the volume weighted adjusted price (“VWAP”) of the common stock on the 14th day of each month if the 14th of that month is a trading day. In the event the 14th day of a month falls on a Saturday, Sunday, or a trading holiday, the VWAP of the Common Stock will be valued on the last trading day before the 14th day of the month.

On September 27, 2018, the Company and ViaOne, entered into a Line of Credit Agreement (the “LOC Agreement”), pursuant to which the Company issued a secured promissory note with the initial principal amount of $25,000 to ViaOne in exchange for a loan of $25,000 (the “Initial Loan Amount”). In accordance with this Agreement, the Company may request ViaOne to provide loans of up to $250,000, including the Initial Loan Amount, and ViaOne has the right to decide whether it will honor such request. The Initial Loan Amount became due on September 30, 2019 (the “Maturity Date”) and bore an interest rate of 8.0% per annum. The unpaid principal and interest of the Promissory Note after the Maturity Date accrued interest at a rate of 18.0% per annum. The principal amount of the Promissory Note may increase from time to time up to $250,000 in accordance with the terms and conditions of the Agreement. In connection with the Agreement and Promissory Note, the Company and ViaOne executed a security agreement dated September 27, 2018 whereby the Company granted ViaOne a security interest in all of its assets, including without limitation, cash, inventory, account receivables, real property and intellectual properties, to secure the repayment of the loans made pursuant to the LOC Agreement and Promissory Note.

As of December 31, 2020, the total amount owed to ViaOne was $2,146,467.

The Company’s Chairman and Chief Executive Officer is the Chairman of ViaOne.

The prepaid expenses are an insurance policy purchased from a related Company.

10. Related Party Transactions

On or around April 7, 2016, Silver Linings Management, LLC funded the Company $13,440 in the form of convertible debentures secured by certain high-powered gaming machines purchased from XIDAX. Such note bore interest at a rate of 10% per annum, payable in cash or kind at the option of the Company, matured on April 1, 2018, and was convertible into Series B Preferred shares at the option of the holder at any time.

On November 30, 2016, ViaOne purchased a Secured Promissory Note equal to a maximum initial principal amount of $150,000 issued by the Company to ViaOne. As additional advances were made by ViaOne to the Company, the principal amount of the Note was increased to $225,000 and $363,000 by amendments dated January 31, 2017, and March 1, 2017, respectively.

On May 5, 2017, ViaOne delivered a default notice to the Company pursuant to Section 6 of the Note Purchase Agreement but has subsequently extended the due date and has increased the funding up to One Million ($1,000,000) dollars. After giving the Company a fifteen (15) day notice period to cure the default under the Stock Pledge Agreement, dated November 30, 2016, entered by and among the Company, CMG, and ViaOne (“Pledge Agreement”), ViaOne took possession of the Series C Stock, which was subject of the Pledge Agreement.

The Secured Promissory Note as amended increased from time to time due to additional advances provided to the Company by ViaOne.

On September 1, 2017, the Company executed an amended Employee Services Agreement with ViaOne which stipulated that ViaOne would continue providing to the Company services relating to the Company’s human resources, marketing, advertising, accounting, and financing for a monthly management fee of $25,000. This agreement was amended on January 1, 2018. The accrued monthly management fees, $100,000 at December 31, 2017, are convertible by ViaOne into the Company’s common stock at a rate of 125% of the accrued fees at a conversion price of (i) $0.05 per share; or (ii) the volume-weighted adjusted price (“VWAP”) of the common stock on the 14th day of each month if the 14th of that month is a trading day. In the event the 14th day of a month falls on a Saturday, Sunday, or a trading holiday, the VWAP of the Common Stock will be valued on the last trading day before the 14th day of the month. The agreement was terminated on August 31, 2021.

On September 27, 2018, the Company and ViaOne entered into a Line of Credit Agreement (the “LOC Agreement”), pursuant to which the Company issued a secured promissory note with the initial principal amount of $25,000 to ViaOne in exchange for a loan of $25,000 (the “Initial Loan Amount”). In accordance with this Agreement, the Company may request ViaOne to provide loans of up to $250,000, including the Initial Loan Amount, and ViaOne has the right to decide whether it will honor such request. The Initial Loan Amount became due on September 30, 2019 (the “Maturity Date”) and bore an interest rate of 8.0% per annum. The unpaid principal and interest of the Promissory Note after the Maturity Date accrued interest at a rate of 18.0% per annum. The principal amount of the Promissory Note may increase from time to time up to $250,000 in accordance with the terms and conditions of the Agreement. In connection with the Agreement and Promissory Note, the Company and ViaOne executed a security agreement dated September 27, 2018, whereby the Company granted ViaOne a security interest in all of its assets, including without limitation, cash, inventory, account receivables, real property, and intellectual properties, to secure the repayment of the loans made pursuant to the LOC Agreement and Promissory Note.

On September 30, 2021, the Company entered into a new Employee Services Agreement with ViaOne effective as of September 1, 2021 (the “Effective Date”). For a monthly management fee of $42,000 (the “Monthly Management Fee”), ViaOne shall provide to the Company services related to Company’s human resources, payroll, marketing, advertising, accounting, and financial services for a period of one year beginning on the Effective Date and automatically renewing for successive terms of one year each unless either party provides 90 days’ notice. ViaOne has the right to convert part or all of the Monthly Management Fee into shares of the Company’s common stock, par value $0.001 per share at a Conversion Rate equal to 125% of the Conversion Amount, divided by the Conversion Price. The Conversion Price means, with respect to Management Fee, 85% of the volume weighted average price (“VWAP”) for the 5 trading days immediately prior to the date of the notice of conversion.

On September 30, 2021, the Company and ViaOne entered into a revolving convertible promissory note (the “Revolving Note”). The Company agrees to pay ViaOne the principal sum of $1,000,000 or such a smaller amount as ViaOne may advance to the Company from time to time under the Revolving Note, which is subject to a simple interest rate of 8% per annum and will expire earlier on demand or the third anniversary of the Original Issue Date. The Company granted ViaOne warrants to purchase the 1,000,000 shares of Common Stocks at an exercise price of $0.42, a premium of 20% to the closing bid price of the Common Stock the trading day prior to the execution of the Revolving Note. Payment of all obligations under the Revolving Note is secured by a security interest granted to ViaOne by the Company in all of the right, title and interest of the Company in all of the assets of the Company currently owned or acquired hereafter. The Revolving Note (and any unpaid interest or liquidated damages amount) may be converted into shares of Common Stock at a conversion price of eighty-five percent (85%) of the VWAP for the five (5) trading days immediately prior to the date of the notice of conversion. The Revolving Note contains customary events of default, including, among others, the failure by the Company to make a payment of principal or interest when due. Following an event of default, ViaOne is entitled to accelerate the entire indebtedness under the Revolving Note. The restrictions are also subject to certain additional qualifications and carve outs, as set forth in the Revolving Note.

As of September 30, 2021, the total amount the Company owed to ViaOne Services was $2,682,337.

The Company’s Chairman and Chief Executive Officer is the Chairman of ViaOne.